Shareholder Report, Average Annual Return (Details)	12 Months Ended	48 Months Ended	58 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
C000121593
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Sit Quality Income Fund - Class S
C000235257
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Sit Quality Income Fund - Class Y
C000009601
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Sit Tax-Free Income Fund - Class S
C000229508
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Sit Tax-Free Income Fund - Class Y
C000009602
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Sit Minnesota Tax-Free Income Fund
Without Sales Load [Member] | C000121593
Average Annual Return [Line Items]
Average Annual Return, Percent	4.51%			2.93%	2.38%
Without Sales Load [Member] | C000235257
Average Annual Return [Line Items]
Average Annual Return, Percent	4.77%	3.70%
Without Sales Load [Member] | C000009601
Average Annual Return [Line Items]
Average Annual Return, Percent	5.05%			0.74%	2.19%
Without Sales Load [Member] | C000229508
Average Annual Return [Line Items]
Average Annual Return, Percent	5.29%		0.65%
Without Sales Load [Member] | C000009602
Average Annual Return [Line Items]
Average Annual Return, Percent	6.52%			0.87%	1.98%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%			0.31%	1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%	1.46%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.29%			0.84%	2.16%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.29%		0.63%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.29%			0.84%	2.16%
Bloomberg 1 - 3 Year Government/Credit Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.96%			2.04%	2.02%
Bloomberg 1 - 3 Year Government/Credit Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.96%	3.31%
Bloomberg 5-Year Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.09%			1.11%	1.81%
Bloomberg 5-Year Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.09%		1.06%
Bloomberg 5-Year Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.09%			1.11%	1.81%